Non-controlling Interests (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employee Benefits [Line Items]
Net sales	$ 2,484,712,280	$ 1,857,593,678	$ 1,822,540,697
Net income of year	219,050,681	108,194,856	145,645,660
Vina San Pedro Tarapaca S.A [Member] | Non-controlling interests [member]
Disclosure Of Employee Benefits [Line Items]
Net sales	261,620,065	235,210,368	212,321,758
Net income of year	$ 22,407,528	$ 22,451,521	$ 22,218,101